Trade receivables - Movement in provision for trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance as of January 1	$ 4,674
Balance as of December 31	4,813	$ 4,674
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance as of January 1	1,736
Balance as of December 31	1,942	1,736
Trade receivables | Provision
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance as of January 1	(41)	(44)	$ (57)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(35)	(24)	(26)
Utilization of provisions for doubtful trade receivables	6	6	14
Reversal of provisions for doubtful trade receivables	23	19	26
Currency translation effects	(3)	2	(1)
Balance as of December 31	$ (50)	$ (41)	$ (44)